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                         WARBURG PINCUS HIGH YIELD FUND
                       WARBURG PINCUS MUNICIPAL BOND FUND
                WARBURG PINCUS STRATEGIC GLOBAL FIXED INCOME FUND
                      WARBURG PINCUS U.S. CORE EQUITY FUND
                   WARBURG PINCUS U.S. CORE FIXED INCOME FUND
                       WARBURG PINCUS EUROPEAN EQUITY FUND
                     WARBURG PINCUS EMERGING MARKETS II FUND
                  WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
                    WARBURG PINCUS INTERNATIONAL GROWTH FUND
                  WARBURG PINCUS LONG-SHORT MARKET NEUTRAL FUND
                      WARBURG PINCUS LONG-SHORT EQUITY FUND
                WARBURG PINCUS SELECT ECONOMIC VALUE EQUITY FUND


                       Supplement to the Prospectuses and
                      Statements of Additional Information



The following supersedes certain information contained in the Prospectuses and Statements of Additional Information of the Funds listed above in the relevant sections entitled "Management - Investment Advisers", "The Fund in Detail", "Investment Advisory and Servicing Arrangements" and "Management of the Funds - Investment Advisers and Co-Administrators":

Effective January 1, 1999, BEA Associates, each Fund's investment adviser and a subsidiary of Credit Suisse Group, has changed its name to Credit Suisse Asset Management. The purpose of this name change is to better identify the adviser as a member of the Credit Suisse Asset Management business unit, which is the global asset management division of Credit Suisse Group, and will not affect the adviser's organizational structure, management or investment personnel.




Dated: January 6, 1999                                  16-0199
                                                        for
                                                        WPBDT
                                                        WPCOR
                                                        WPEEQ
                                                        WPIST
                                                        WPLSF
                                                        WPSEV